Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Property, Plant, and Equipment
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Asset	Useful life
Buildings	15 to 40 years
Machinery and equipment	3 to 20 years
Computer software	3 to 8 years
Leasehold improvements	Over the shorter of the term of the applicable lease agreement or useful life

Estimated Useful Lives of Intangible Assets
Identifiable intangible assets, other than indefinite-lived trademarks, are typically amortized over the following range of estimated useful lives:

Asset	Useful life
Customer lists and relationships	3 to 15 years
Finite-lived trademarks	5 to 15 years